INVESTMENTS (Details 4) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Reclassification of debt securities from held-to-maturity to trading account assets	Dec. 31, 2011 Reclassification of debt securities from held-to-maturity to trading account assets	Dec. 31, 2012 Mortgage-backed securities	Dec. 31, 2011 Mortgage-backed securities	Dec. 31, 2012 Prime	Dec. 31, 2011 Prime	Dec. 31, 2012 Alt-A	Dec. 31, 2011 Alt-A	Dec. 31, 2012 Subprime	Dec. 31, 2011 Subprime	Dec. 31, 2012 Non-U.S. residential	Dec. 31, 2011 Non-U.S. residential	Dec. 31, 2012 Commercial	Dec. 31, 2011 Commercial	Dec. 31, 2012 State and municipal securities	Dec. 31, 2011 State and municipal securities	Dec. 31, 2012 Foreign government	Dec. 31, 2012 Foreign government Held-to-maturity	Dec. 31, 2012 Corporate	Dec. 31, 2011 Corporate	Dec. 31, 2012 Asset-backed securities	Dec. 31, 2011 Asset-backed securities
Schedule of Held-to-maturity Securities
Investment reclassified from investments held-to-maturity to trading account assets				$ 10,000,000,000
Investment reclassified from investments held-to-maturity to trading account assets subsequently sold substantially					12,700,000,000
Investments held-to-maturity sold	2,110,000,000	1,612,000,000	413,000,000	2,700,000,000
Net pretax loss recognized in the consolidated statement of income	187,000,000	299,000,000	49,000,000	709,000,000
After tax loss recognized in the consolidated statement of income				427,000,000
Gross unrealized gains included in other revenue				311,000,000
Gross unrealized losses included in other-than-temporary-impairment losses on investments				1,387,000,000
Net realized gains included in realized gains (losses) on sales of investments				367,000,000
After tax unrealized losses reflected in AOCI				1,012,000,000
Debt Securities Held-to-maturity
Amortized cost	11,662,000,000	13,759,000,000				6,039,000,000	9,475,000,000	258,000,000	360,000,000	2,969,000,000	4,732,000,000	201,000,000	383,000,000	2,488,000,000	3,487,000,000	123,000,000	513,000,000	1,278,000,000	1,422,000,000	2,987,000,000		829,000,000	1,862,000,000	529,000,000	1,000,000,000
Net unrealized loss recognized in AOCI	1,532,000,000	2,276,000,000		1,656,000,000		1,330,000,000	2,045,000,000	49,000,000	73,000,000	837,000,000	1,404,000,000	43,000,000	47,000,000	401,000,000	520,000,000		1,000,000	73,000,000	95,000,000			103,000,000	113,000,000	26,000,000	23,000,000
Carrying value	10,130,000,000	11,483,000,000				4,709,000,000	7,430,000,000	209,000,000	287,000,000	2,132,000,000	3,328,000,000	158,000,000	336,000,000	2,087,000,000	2,967,000,000	123,000,000	512,000,000	1,205,000,000	1,327,000,000	2,987,000,000		726,000,000	1,749,000,000	503,000,000	977,000,000
Gross unrecognized gains	917,000,000	182,000,000				747,000,000	105,000,000	30,000,000	21,000,000	653,000,000	20,000,000	13,000,000	1,000,000	50,000,000	59,000,000	1,000,000	4,000,000	89,000,000	68,000,000			73,000,000		8,000,000	9,000,000
Gross unrecognized losses	403,000,000	1,165,000,000				358,000,000	752,000,000	4,000,000	20,000,000	250,000,000	319,000,000	21,000,000	71,000,000	81,000,000	290,000,000	2,000,000	52,000,000	37,000,000	72,000,000				254,000,000	8,000,000	87,000,000
Fair value	10,644,000,000	10,500,000,000				5,098,000,000	6,783,000,000	235,000,000	288,000,000	2,535,000,000	3,029,000,000	150,000,000	266,000,000	2,056,000,000	2,736,000,000	122,000,000	464,000,000	1,257,000,000	1,323,000,000	2,987,000,000		799,000,000	1,495,000,000	503,000,000	899,000,000
Mexican Government bonds purchased																					$ 2,600,000,000